INCOME TAXES - Summary of changes in the gross amount of unrecognized tax benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the gross amount of unrecognized tax benefits
Beginning balance	$ 1,348,904	$ 1,372,064	$ 0
Increases based on tax positions during the current period	0	301,847	1,617,975
(Decreases) based on tax positions during the current period	0	(325,007)	(245,911)
Ending balance	1,348,904	1,348,904	$ 1,372,064
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$ 0	$ 0